Investment Risks - Systematic High Yield Bond Series	Jun. 05, 2025
Management risk [Member]
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Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk [Member]
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Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign bond markets decline.

•	The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

•	Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•	An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Interest rate risk [Member]
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Interest rate risk - Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Credit risk [Member]
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Credit risk - Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower-rated investment grade securities and junk bonds.

Corporate fixed income securities [Member]
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Corporate fixed income securities – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

High-yield securities risk [Member]
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High-yield securities risk — The Series is subject to additional risks due to its significant investments in high-yield securities (junk bonds):

•	High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
•	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Foreign securities risk [Member]
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Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Privately issued securities risk [Member]
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Privately issued securities risk - The Series may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A. Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Series.

Floating rate securities risk [Member]
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Floating rate securities risk – The Series may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Prepayment and extension risk [Member]
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Prepayment and extension risk – Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Risks of lower-rated investment grade securities [Member]
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Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Trust preferred securities risk [Member]
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Trust preferred securities risk – Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, due to the fact that dividend payments will only be paid if interest payments on the underlying objections are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. Such risks include increased credit risk and market value volatility, as well as the risk that the Series may have to liquidate other investments in order to satisfy the distribution requirements applicable to a regulated investment company (“RIC”) if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Series to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Bank loan risk [Member]
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Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Risks related to ETFs [Member]
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Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Futures risk [Member]
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Futures risk – The Series is subject to the following risks due to its ability to invest in futures:

•	Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•	The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Sector focus risk [Member]
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Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Credit default swap agreement risk [Member]
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Credit default swap agreement risk - The Series’ investments in credit default swaps may subject the Series to greater risks than if the Fund were to invest directly in fixed-income securities. When investing in credit default swaps, the Series is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Series could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the fixed income security or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity and valuation risk.

New fund risk [Member]
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New fund risk – Because the Series is new, investors in the Series bear the risk that the Series may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Series being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Valuation risk [Member]
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Valuation risk - Certain investments held by the Series are generally valued using evaluated prices provided by third-party independent pricing services or, in some cases, using evaluated prices provided by dealers or the Advisor’s valuation committee using fair valuation methodologies. The evaluated prices used by the Series may be different from the evaluated prices or fair value used by other mutual funds or from the evaluated prices at which certain Series’ investments are actually bought and sold. The evaluated prices and fair value of certain Series’ investments may be subject to frequent and significant change and will vary depending on the information that is available to the pricing services providing the evaluated prices and the Advisor when it determines the fair value of the investments.

Portfolio turnover risk [Member]
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Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Liquidity risk [Member]
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Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk [Member]
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Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Series.